Law Offices

Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103-7098 (215) 564-8000

November 9, 2009

VIA EDGAR TRANSMISSION Filing Desk U.S. Securities and Exchange Commission 100F Street, N.E. Washington, DC 20549

Re:	Jacob Internet Fund Inc.
File Nos. 333-82865 and 811-09447

Ladies and Gentlemen:

     Pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find attached a Registration Statement on Form N-14 (the “N-14”) for Jacob Internet Fund Inc. The Registrant is filing the N-14 for the purpose of registering the shares of the Jacob Small Cap Growth Fund series of the Registrant to be issued in connection with the proposed reorganization of the Rockland Small Cap Growth Fund series of The Rockland Funds Trust (an unaffiliated investment company) into the Jacob Small Cap Growth Fund. The Jacob Small Cap Growth Fund is a new series of the Registrant that was formed specifically to serve as the successor to the Rockland fund. The combined Proxy Statement/Prospectus contained in this filing will be used in the solicitation of proxies of the shareholders of the Rockland fund to approve an Agreement and Plan of Reorganization for the reorganization.

     Immediately prior to filing this N-14, the Registrant filed Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A to register the shares of the Jacob Small Cap Growth Fund for general public sale pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”).

     Pursuant to Rule 488 under the 1933 Act, this N-14 is scheduled to automatically become effective 30 days after this filing. However, the 485(a) amendment to register shares of the new series is scheduled to automatically become effective 75 days after this filing. Since the staff will be reviewing the substantive aspects of the new series in connection with this N-14 filing (including investment, fee and expense disclosure), we plan to request that the SEC staff accelerate the effectiveness of the 485(a) amendment so that the Registrant can attach an effective prospectus for the new series to the combined Proxy Statement/Prospectus in this N-14 when seeking shareholder approval of the proposed fund reorganization. Such an accelerated timing approach would be consistent with the desire of the Boards and advisers of the affected funds to accomplish the reorganizations as quickly as possible in the best interests of fund shareholders. Thank you in advance for your assistance as we seek to coordinate this timing.

     Following receipt of SEC staff comments, the Registrant intends to file amended versions of Parts A and B of this N-14 for the purposes of: (i) responding to any comments conveyed by the SEC staff; and (ii) updating and/or completing certain other information.

     Questions and comments concerning this filing may be directed to the undersigned at (215) 564-8198 or, in my absence, to Taylor Brody, Esq. at (215) 564-8071.

Sincerely,

Securities and Exchange Commission November 9, 2009 Page 2

/s/Michael P. O’Hare Michael P. O’Hare

cc:	Ryan Jacob Frank Alexander